As filed with the U.S. Securities and Exchange Commission on December 4, 2020

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 485	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 485

(Check appropriate box or boxes)

Legg Mason Partners Equity Trust

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue, 49th Floor, New York, New York	10018
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Thomas C. Mandia

Legg Mason Partners Equity Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

COPY TO:

Benjamin J. Haskin, Esq.

Willkie Farr & Gallagher LLP

1875 K Street, N.W.

Washington, D.C. 20006

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 3, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Legg Mason Adaptive Growth Fund, Legg Mason Defensive Fund, Legg Mason High Growth Fund, Legg Mason Income Fund and Legg Mason Low Volatility Fund.

Part A – Prospectus, Part B – Statement of Additional Information and Part C of Legg Mason Adaptive Growth Fund, Legg Mason Defensive Fund, Legg Mason High Growth Fund, Legg Mason Income Fund and Legg Mason Low Volatility Fund are incorporated by reference to Post-Effective Amendment No. 433 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on March 8, 2019 (Accession No. 0001193125-19-067680).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS EQUITY TRUST, hereby certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 4th day of December, 2020.

LEGG MASON PARTNERS EQUITY TRUST, on behalf of Legg Mason Adaptive Growth Fund, Legg Mason Defensive Fund, Legg Mason High Growth Fund, Legg Mason Income Fund and Legg Mason Low Volatility Fund.

By:	/s/ Jane Trust
Jane Trust
President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated below on December 4, 2020.

Signature	Title

/s/ Jane Trust	President, Chief Executive Officer and Trustee
Jane Trust

/s/ Christopher Berarducci	Principal Financial Officer
Christopher Berarducci

Paul R. Ades*	Trustee
Paul R. Ades

Andrew L. Breech*	Trustee
Andrew L. Breech

Dwight B. Crane*	Trustee
Dwight B. Crane

Althea L. Duersten*	Trustee
Althea L. Duersten

Stephen R. Gross*	Trustee
Stephen R. Gross

Susan Heilbron*	Trustee
Susan Heilbron

Frank G. Hubbard*	Trustee
Frank G. Hubbard

Howard J. Johnson*	Trustee
Howard J. Johnson

Jerome H. Miller*	Trustee
Jerome H. Miller

Ken Miller*	Trustee
Ken Miller

Thomas F. Schlafly*	Trustee
Thomas F. Schlafly

*By:	/s/ Jane Trust
Jane Trust, as Agent